SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant, and Equipment [Abstract]
Office equipment at cost	$ 31,181	$ 25,078	$ 25,543
Less: Accumulated depreciation	(26,960)	(25,078)	(25,543)
Total property, plant, and equipment	$ 4,221